Segment information - Reconciliations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment information
Income before financial results and income tax	$ 519,367	$ 446,257	$ 547,745
Revenue	1,962,134	1,843,267	1,400,038
Operational expenditure	(1,492,561)	(1,435,441)	(1,053,346)
Impairment reversal / (loss) of non-financial assets	(335)		102,838
Other operating income	31,792	46,390	100,560
Other operating expense	(12,746)	(6,963)	(9,453)
Operating income / (loss)	488,284	447,253	540,637
Share of income / (loss) in associates	31,083	(996)	7,108
Financial income	68,344	71,430	101,598
Financial loss	(243,955)	110,305	(406,570)
Inflation Adjustment	11,074	21,260	40,547
Income before income tax	332,682	606,732	202,226
Income tax	(74,963)	(298,820)	24,241
Income for the period	257,719	307,912	226,467
Operating segments
Segment information
Adjusted Ebitda	707,705	641,432	671,166
Amortization and depreciation	(196,679)	(170,574)	(117,744)
Revenue	1,971,686	1,851,069	1,407,710
Operational expenditure	(1,478,108)	(1,419,538)	(1,045,274)
Impairment reversal / (loss) of non-financial assets	(335)		102,838
Other operating income	30,517	46,279	97,590
Other operating expense	(12,744)	(6,963)	(9,451)
Operating income / (loss)	511,016	470,847	553,413
Share of income / (loss) in associates	10	11	9
Financial income	68,344	71,430	101,598
Financial loss	(243,955)	110,305	(406,570)
Inflation Adjustment	(11,074)	(21,260)	(40,547)
Income before income tax	332,682	606,732	202,226
Intrasegment Adjustments
Segment information
Income before financial results and income tax	41
Revenue	(17,598)	(16,018)	(15,595)
Operational expenditure	17,641	16,018	15,595
Other operating income	(2)
Operating income / (loss)	41
Unallocated
Segment information
Income before financial results and income tax	8,300	(24,601)	(5,677)
Revenue	8,046	8,216	7,923
Operational expenditure	(32,094)	(31,921)	(23,667)
Other operating income	1,277	111	2,970
Other operating expense	(2)		(2)
Operating income / (loss)	(22,773)	(23,594)	(12,776)
Share of income / (loss) in associates	$ 31,073	$ (1,007)	$ 7,099